BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED NOVEMBER 7, 2023
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED MAY 1, 2023, AS SUPPLEMENTED
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
Stacey Lituchy no longer serves as a portfolio manager of MetLife Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife MSCI EAFE® Index Portfolio, MetLife Russell 2000® Index Portfolio and MetLife Stock Index Portfolio (each a “Portfolio”), each a series of Brighthouse Funds Trust II. Effective immediately, all references to Ms. Lituchy in the Summary Prospectus, Prospectus and Statement of Additional Information of each Portfolio are deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUSES, PROSPECTUSES AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE
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